UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 77.8%
BANK 0.2%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	11,400	$228,000
REAL ESTATE 77.6%
DIVERSIFIED 5.4%
Forest City Enterprises (d)	68,849	883,333
Great Eagle Holdings Ltd. (Hong Kong)	96,367	292,498
Lexington Realty Trust	132,879	951,413
Vornado Realty Trust	48,989	4,190,029
		6,317,273
HEALTH CARE 11.4%
Assisted Living Concepts (d)	20,720	630,717
Brookdale Senior Living (d)	62,340	1,016,765
Cogdell Spencer	91,200	576,384
HCP	65,267	2,348,307
Health Care REIT	82,372	3,899,491
LTC Properties	40,606	1,036,265
Nationwide Health Properties	64,254	2,484,702
Ventas	28,400	1,464,588
		13,457,219
HOTEL 4.2%
Hersha Hospitality Trust	166,917	864,630
Hospitality Properties Trust	27,384	611,485
Host Hotels & Resorts	142,054	2,056,942
Hyatt Hotels Corp. (d)	10,583	395,698
Pebblebrook Hotel Trust (d)	32,000	576,320
Sunstone Hotel Investors (d),(e)	57,363	520,282
		5,025,357

	Number of Shares	Value
INDUSTRIAL 1.8%
ProLogis (e)	164,455	$1,937,280
Segro PLC (United Kingdom)	56,979	244,358
		2,181,638
OFFICE 10.5%
Boston Properties	53,842	4,475,347
Douglas Emmett	83,338	1,459,249
Hongkong Land Holdings Ltd. (USD) (Singapore)	104,200	647,082
Hudson Pacific Properties	33,371	546,283
Kilroy Realty Corp.	17,025	564,209
Liberty Property Trust	57,568	1,836,419
Mack-Cali Realty Corp.	45,906	1,501,585
SL Green Realty Corp.	22,873	1,448,547
		12,478,721
OFFICE/INDUSTRIAL 1.0%
PS Business Parks	20,466	1,157,762
RESIDENTIAL 14.8%
APARTMENT 13.7%
Apartment Investment & Management Co.	97,328	2,080,873
Associated Estates Realty Corp.	84,418	1,180,164
AvalonBay Communities	19,184	1,993,793
BRE Properties	50,917	2,113,055
Colonial Properties Trust	31,981	517,772
Education Realty Trust	90,792	649,163
Equity Residential	80,040	3,807,503
Essex Property Trust	6,949	760,498
Home Properties	12,300	650,670
Post Properties	21,566	602,123
UDR	85,637	1,808,653
		16,164,267
MANUFACTURED HOME 1.1%
Equity Lifestyle Properties	24,414	1,330,075
TOTAL RESIDENTIAL		17,494,342

	Number of Shares	Value
SELF STORAGE 3.7%
Public Storage	40,914	$3,970,295
Sovran Self Storage	12,179	461,584
		4,431,879
SHOPPING CENTER 21.5%
COMMUNITY CENTER 10.2%
Acadia Realty Trust	64,400	1,223,600
Developers Diversified Realty Corp.	213,259	2,392,766
Federal Realty Investment Trust	7,500	612,450
Kimco Realty Corp.	184,167	2,900,630
Ramco-Gershenson Properties Trust	42,970	460,209
Regency Centers Corp.	36,081	1,424,117
Tanger Factory Outlet Centers	14,000	659,960
Urstadt Biddle Properties-Class A	48,776	881,870
Weingarten Realty Investors	75,209	1,641,060
		12,196,662
FREE STANDING 0.4%
Excel Trust	37,905	427,189
REGIONAL MALL 10.9%
Macerich Co.	55,228	2,372,043
Simon Property Group	113,458	10,522,095
		12,894,138
TOTAL SHOPPING CENTER		25,517,989
SPECIALTY 3.3%
Digital Realty Trust	33,535	2,069,109
DuPont Fabros Technology	35,836	901,275
Rayonier	18,430	923,712
		3,894,096
TOTAL REAL ESTATE		91,956,276
TOTAL COMMON STOCK (Identified cost—$70,353,505)		92,184,276

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 17.9%
BANK 0.2%
Synovus Financial Corp., 8.25%, due 5/15/13, Series tMED	9,400	$224,848
BANK—FOREIGN 0.3%
National Westminster Bank PLC, 7.76%, Series C	13,358	319,122
INSURANCE — MULTI-LINE FOREIGN 0.3%
ING Groep N.V., 7.375%	15,000	364,200
REAL ESTATE 17.1%
DIVERSIFIED 3.9%
Capital Lease Funding, 8.125%, Series A	20,000	503,000
Cousins Properties, 7.75%, Series A	26,725	664,918
Duke Realty Corp., 6.95%, Series M	9,993	248,526
Forest City Enterprises, 7.375%, due 2/1/34, Class A	38,000	921,500
Lexington Realty Trust, 6.50%, Series C ($50 par value)	24,900	1,058,748
Lexington Realty Trust, 7.55%, Series D	16,500	389,730
Vornado Realty Trust, 6.625%, Series G	19,975	490,586
Vornado Realty Trust, 6.625%, Series I	14,732	363,144
		4,640,152
HEALTH CARE 0.3%
Health Care REIT, 7.625%, Series F	14,100	356,589
HOTEL 0.7%
Hospitality Properties Trust, 7.00%, Series C	16,000	393,920
LaSalle Hotel Properties, 7.25%, Series G	8,900	210,752
Sunstone Hotel Investors, 8.00%, Series A	8,225	202,006
		806,678
INDUSTRIAL 1.2%
AMB Property Corp., 6.75%, Series M	26,684	657,227
ProLogis Trust, 6.75%, Series F	30,000	707,100
		1,364,327

	Number of Shares	Value
OFFICE 0.9%
BioMed Realty Trust, 7.375%, Series A	32,800	$830,168
Parkway Properties, 8.00%, Series D	10,000	255,000
		1,085,168
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 6.70%, Series P	33,538	813,296
RESIDENTIAL—APARTMENT 3.1%
Alexandria Real Estate Equities, 7.00%, Series D	55,000	1,287,000
Apartment Investment & Management Co., 9.375%, Series G	20,200	516,110
Apartment Investment & Management Co., 7.75%, Series U	75,000	1,902,750
		3,705,860
SHOPPING CENTER 5.4%
COMMUNITY CENTER 4.1%
Cedar Shopping Centers, 8.875%, Series A	25,000	642,500
Developers Diversified Realty Corp., 8.00%, Series G	30,000	752,700
Developers Diversified Realty Corp., 7.375%, Series H	19,900	477,401
Kimco Realty Corp., 7.75%, Series G	10,025	256,840
Kimco Realty Corp., 6.90%, Series H	20,000	494,600
Regency Centers Corp., 7.25%, Series D	19,020	480,255
Saul Centers, 8.00%, Series A	18,700	475,915
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(c)	4,000	429,900
Weingarten Realty Investors, 6.50%, Series F	34,028	837,089
		4,847,200
REGIONAL MALL 1.3%
CBL & Associates Properties, 7.75%, Series C	16,000	392,000
CBL & Associates Properties, 7.375%, Series D	24,998	595,952
Simon Property Group, 8.375%, Series J ($50 par value)(c)	8,031	564,339
		1,552,291
TOTAL SHOPPING CENTER		6,399,491

	Number of Shares	Value
SPECIALTY 0.9%
Digital Realty Trust, 7.875%, Series B	11,182	$285,868
Entertainment Properties Trust, 9.00%, Series E	30,000	825,000
		1,110,868
TOTAL REAL ESTATE		20,282,429
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$18,167,662)		21,190,599
PREFERRED SECURITIES—CAPITAL SECURITIES 1.6%
BANK 0.4%
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series 1	500	521,094
INSURANCE—PROPERTY CASUALTY 1.2%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b)	1,000,000	955,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b)	390,000	464,100
		1,419,100
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,853,495)		1,940,194

	Principal Amount
CORPORATE BONDS 1.0%
REAL ESTATE
INDUSTRIAL 0.2%
ProLogis, 7.375%, due 10/30/19	$250,000	252,708
OFFICE 0.4%
BR Properties SA, 9.00%, due 10/1/15 (Brazil) (b)	500,000	500,937
SHOPPING CENTER—COMMUNITY CENTER 0.4%
Developers Diversified Realty Corp., 7.875%, due 09/01/20	400,000	415,175
TOTAL CORPORATE BONDS (Identified cost—$1,138,684)		1,168,820

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(f)		850,045	$850,045
State Street Institutional Liquid Reserves Fund, 0.26%(f)		850,169	850,169
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,700,214)			1,700,214

TOTAL INVESTMENTS (Identified cost—$93,213,560)	99.7%		118,184,103

WRITTEN CALL OPTIONS	(0.0)		(8,803)

WRITTEN PUT OPTIONS	(0.0)		(433)

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		351,476

NET ASSETS (Equivalent to $12.64 per share based on 9,374,179 shares of common stock outstanding)	100.0%		$118,526,343

		Number of Contracts
WRITTEN CALL OPTIONS—(0.0)%
ProLogis, Strike Price 12,10/16/10 (counterparty: JPMorgan Chase)		(285)	$(6,914)
Sunstone Hotel Investors, Strike Price 10, 10/16/10 (counterparty: Goldman Sachs)		(328)	(1,889)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$16,465)			$(8,803)

WRITTEN PUT OPTIONS—(0.0)%
Sunstone Hotel Investors, Strike Price 7.5 10/16/10 (counterparty: Goldman Sachs) (Premiums Received—$4,920)		(328)	$(433)

Glossary of Portfolio Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.2% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.4% of net assets of the Fund.
(c)	Illiquid security. Aggregate holdings equal 0.6% of net assets of the Fund.
(d)	Non-income producing security.
(e)	All or a portion of the security is pledged in connection with written option contracts: $1,631,500 has been pledged to brokers.
(f)	Rate quoted represents the seven day yield of the fund.

COHEN & STEES TOTAL RETURN REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock —Bank	$228,000	$—	$—	$228,000
Common Stock — Other Industries	91,956,276	91,956,276	—	—
Preferred Securities - $25 Par Value	21,190,599	21,190,599	—	—
Preferred Securities - Capital Securities	1,940,194	—	1,940,194	—
Corporate Bonds — Real Estate — Office	500,937	—	—	500,937
Corporate Bonds — Other Industries	667,883	—	667,883	—
Money Market Funds	1,700,214	—	1,700,214	—
Total Investments	$118,184,103	$113,146,875	$4,308,291	$728,937

Other Financials Instruments*	$(9,236)	—	$(9,236)	—

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are written option contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of December 31, 2009	$—
Change in unrealized appreciation (depreciation)	937

Net purchases	728,000

Balance as of September 30, 2010	$728,937

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $937.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 corporate bond securities have been deemed illiquid and were valued by a pricing service which has utilized independent broker quotes. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2.  Derivative Instruments:

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2010:

Written Option Contracts	$(9,236)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

The fund had open ollowing over-the-counter

Type	Description	Counterparty	Expiration date	Strike Price ($)	Number of Contract	Value ($)
Call	ProLogis	J.P. Morgan Chase	10/16/10	12	285	6,914
Call	Sunstone Hotel Investors	Goldman Sachs	10/16/10	10	328	1,889
Put	Sunstone Hotel Investors	Goldman Sachs	10/16/10	7.5	328	433

Written options (Premium received, $21,385)					941	9,236

Note 3. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$25,608,527
Gross unrealized depreciation	(637,984)
Net unrealized appreciation	$24,970,543

Cost for federal income tax purposes	$93,213,560

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010